MONY LIFE INSURANCE COMPANY OF AMERICA
1290 Avenue of the Americas
New York NY 10104

Dodie Kent
Vice President and
Associate General Counsel
212-314-3970
Fax: 212-707-1791

March 1, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MONY America Variable Account L (the “Registrant”) Registration Nos. 333-104162 and 811-04234; 333-06071 and 811-04234; 333-72596 and 811-04234; 333-72578 and 811-04234; 333-56969 and 811-04234; 333-64417 and 811-04234; 033-82570 and 811-04234; 002-95990 and 811-04234; and 333-134304 and 811-04234 (MONY Variable Universal Life - 2003; Corporate Sponsored Variable Universal Life; MONY Variable Universal Life - 2002; MONY Survivorship Variable Universal Life; MONY Custom Equity Master; MONY Custom Estate Master; The MONYEquity Master; The Strategist; Incentive Life Legacy and Incentive Life Legacy II, respectively.)

Commissioners:

MONY Life Insurance Company of America (“MONY America”), on behalf of the Registrant, has sent to contract owners annual reports for the period ended December 31, 2011 for the following mutual funds in which the Registrant invests:

•	AIM VARIABLE INSURANCE FUNDS – Underlying Funds:

•	Invesco V.I. Dividend Growth Fund

•	Invesco V.I. Global Health Care Fund

•	Invesco V.I. Technology Fund

•	Invesco Van Kampen V.I. Global Value Equity

•	AIM VARIABLE INSURANCE FUNDS – Series II Underlying Funds:

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Global Real Estate

•	Invesco V.I. International Growth

•	Invesco V.I. Small Cap Equity

•	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. – Class II Underlying Funds

•	American Century VP Mid Cap Value

•	AXA PREMIER VIP TRUST – Underlying Funds:

•	AXA Aggressive Allocation Portfolio

•	AXA Conservative Allocation Portfolio

•	AXA Conservative-Plus Allocation Portfolio

•	AXA Moderate Allocation Portfolio

•	AXA Moderate-Plus Allocation Portfolio

•	Multimanager Core Bond Portfolio

•	Multimanager Large Cap Value Portfolio

•	Multimanager Multi-Sector Bond Portfolio

•	Multimanager Small Cap Growth Portfolio

•	DREYFUS STOCK INDEX FUND, INC. – Underlying Funds:

•	Dreyfus Stock Index Fund, Inc.

•	EQ ADVISORS TRUST – Underlying Funds:

•	AXA Tactical Manager 400-I

•	AXA Tactical Manager 500-I

•	AXA Tactical Manager 2000-I

•	AXA Tactical Manager International-I

•	All Asset Allocation Portfolio

•	EQ/AllianceBernstein Small Cap Growth Portfolio

•	EQ/BlackRock Basic Value Equity Portfolio

•	EQ/Boston Advisors Equity Income Portfolio

•	EQ/Calvert Socially Responsible Portfolio

•	EQ/Capital Guardian Research Portfolio

•	EQ/Common Stock Index Portfolio

•	EQ/Core Bond Index Portfolio

•	EQ/Equity Growth PLUS Portfolio

•	EQ/GAMCO Small Company Value Portfolio

•	EQ/Global Multi-Sector Equity Portfolio

•	EQ/Intermediate Government Bond Index Portfolio

•	EQ/International Equity Index Portfolio

•	EQ/International Value PLUS

•	EQ/JPMorgan Value Opportunities Portfolio

•	EQ/Large Cap Core PLUS Portfolio

•	EQ/Large Cap Growth PLUS Portfolio

•	EQ/Large Cap Value Index Portfolio

•	EQ/Large Cap Value PLUS Portfolio

•	EQ/MFS International Growth Portfolio

•	EQ/Mid Cap Index Portfolio

•	EQ/Mid Cap Value PLUS Portfolio

•	EQ/Money Market Portfolio

•	EQ/Montag & Caldwell Growth Portfolio

•	EQ/Morgan Stanley Mid Cap Growth Portfolio

•	EQ/PIMCO Ultra Short Bond Portfolio

•	EQ/Quality Bond PLUS Portfolio

•	EQ/Small Company Index Portfolio

•	EQ/T. Rowe Price Growth Stock Portfolio

•	EQ/UBS Growth and Income Portfolio

•	EQ/Wells Fargo Omega Growth

•	FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS – Underlying Funds:

•	Contrafund(R) Portfolio

•	Growth and Income Portfolio

•	VIP Mid Cap Portfolio

•	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS – Underlying Funds:

•	Mutual Shares Securities

•	Franklin Rising Dividends Securities

•	Franklin Income Securities

•	Franklin Small Cap Value Securities

•	Franklin Strategic Income Securities

•	Templeton Developing Markets Securities

•	Templeton Global Bond Securities

•	Templeton Growth Securities

•	GOLDMAN SACHS VARIABLE INSURANCE TRUST – Service Shares Underlying Funds:

•	Goldman Sachs VIT Mid Cap Value

•	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS – Underlying Funds:

•	Ivy Funds VIP Energy

•	Ivy Funds Mid Cap Growth

•	Ivy Funds VIP Small Cap Growth

•	JANUS ASPEN SERIES – Underlying Funds:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Forty Portfolio

•	Overseas Portfolio

•	Perkins Mid Cap Value Portfolio

•	Worldwide Portfolio

•	LAZARD RETIREMENT SERIES, INC. – Service Shares Underlying Funds:

•	Lazard Retirement Emerging Markets Equity

•	MFS VARIABLE INSURANCE TRUST – Underlying Funds:

•	MFS Investors Growth Stock Series

•	MFS Investors Trust Series

•	MFS International Value Portfolio

•	MFS Utilities Series

•	OPPENHEIMER VARIABLE ACCOUNT FUNDS – Underlying Funds:

•	Oppenheimer Global Securities Fund/VA

•	PIMCO VARIABLE INSURANCE TRUST – Underlying Funds:

•	Global Bond Portfolio (Unhedged)

•	PIMCO VARIABLE INSURANCE TRUST – Advisor Class Underlying Funds:

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Real Return Strategy

•	PIMCO VIT Total Return

•	VAN ECK WORLDWIDE INSURANCE TRUST – Underlying Funds:

•	Van Eck VIP Global Bond Fund

•	Van Eck VIP Emerging Markets Fund

•	Van Eck VIP Global Hard Assets Fund

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/S/ Dodie Kent
Dodie Kent